Provision for legal proceedings and judicial deposits (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Contingent Liabilities
	Provision for legal proceedings		Judicial deposit
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Tax	635,406	589,180	462,197	476,706
Civil, environmental and regulatory	350,769	332,527	140,833	220,932
Labor	374,723	432,464	272,812	245,819
	1,360,898	1,354,171	875,842	943,457

Summary Changes in Provision for Legal Procedings

Changes in provision for legal proceedings:

	Tax	Civil, environmental and regulatory	Labor	Total
At January 1, 2019	534,131	362,725	466,312	1,363,168
Provisions	34,962	39,323	83,500	157,785
Settlement / Write-offs	(28,261)	(117,449)	(149,031)	(294,741)
Interest(i)	48,348	47,928	31,683	127,959
At December 31, 2019	589,180	332,527	432,464	1,354,171
Provisions	25,443	46,989	68,049	140,481
Settlement / Write-offs	(11,947)	(76,772)	(134,071)	(222,790)
Exchange rate	-	-	109	109
Interest(i)	32,730	48,025	8,172	88,927
At December 31, 2020	635,406	350,769	374,723	1,360,898

(i)      Includes write-off of interest due to reversals.

Summary of Principal Tax Proceedings for Which Risk of Loss is Probable
(i)

The Brazilian federal tax authorities denied applications filed by CLE to set off credits derived from undue payments of FINSOCIAL, a social tax levy, against other federal tax debts. Based on a favorable judicial decision, Mobil acquired the right to set off credits of FINSOCIAL against certain COFINS liabilities. However, a subsequent favorable judicial decision granted CLE immunity against the enforcement of such COFINS-related debts. Therefore, previous set-off applications were canceled, because COFINS liabilities ceased to exist, and CLE sought to use the relevant tax credits to set off other federal tax debts. However, the Brazilian federal tax authorities refused to ratify the set-offs, claiming that the COFINS immunity applied only to the fiscal year during which the lawsuit was filed (i.e., in 1992). No judicial deposits were made for these proceedings. The provision for these proceedings was R$296,400 as of December 31, 2020 and R$293,291 as of December 31, 2019. No judicial deposits were made.

(ii)

The amount provisioned for INSS, among other cases, is represented, essentially, by amounts related to social security contributions levied on billing, pursuant to Article 22-A of the Law No. 8,212/91, whose constitutionality is being challenged in court. Judicial deposits are made monthly.

(iii)

The provisioned amounts relating to tax assessments issued against us by the tax authorities related to several types of ICMS credits, including: (a) an assessment notice related to ICMS payments for raw material purchases which are considered for “use and consumption” and therefore, according to the tax authorities, are not eligible for compensation; (b) an assessment, as sole obligor, for allegedly disregarding withholding obligations of ICMS taxes in relation to a tolling agreement, arising from an agricultural partnership between the Company’s sugarcane plants and Central Paulista Ltda. Açúcar e Álcool; (c) an assessment notice related to ICMS payments related to the exportation of crystallized sugar not considered under tributary immunity; (d) assessment notice related to the ICMS under tributary substitution regime; and (e) ICMS assessment notice related to interstate operations taxed as internal transactions and, therefore, subject to a higher rate. No judicial deposits have been made in connection with these proceedings. These provisions amounted to R$93,407 as of December 31, 2020 and R$97,534 as of December 31, 2019.

(iv)

IPI Selectivity proceedings, from November 1992 to December 1995, judged by the STF, using the General Repercussion method (RE No. 592,145, item 080), in the amount of R$39,407, with unfavorable scenario for the Company.

	December 31, 2020	December 31, 2019
Compensation with FINSOCIAL(i)	296,445	293,291
INSS - Social security(ii)	97,928	95,979
State VAT - ICMS credit(iii)	93,743	97,534
IPI - Excise tax credit - NT(iv)	53,697	53,693
Federal income taxes	9,508	1,707
PIS and COFINS	2,304	2,889
Other	81,781	44,087
	635,406	589,180

Summary of Principal Proceedings for Which Deem Risk of Loss as Possible
(vii)

Brazilian federal tax authorities have partially rejected the Company’s application for payment of federal tax debts with carryforward losses, pursuant to the payment plan provided for by provisional measure No. 470/2009. The Brazilian federal tax authorities’ notice in this respect stated that Company’s carryforward losses are not sufficient to offset the relevant debts.

(viii)

The legal proceeding related to INSS payment involve the following: (a) the legality and constitutionality questioning Normative Instruction MPS/SRP Nº 03/2005, which restricted the constitutional immunity over social contributions on export revenues through direct sales, consistent with the manner exports made via trading companies are now taxed; (b) assessment of National Rural Apprenticeship Service (Serviço Nacional de Aprendizagem Rural), or “SENAR,” social contribution on direct and indirect exports, in which the tax authorities disregard the right to constitutional immunity and (c) requirement of social security contribution on stock purchase through stock option plans.

(ix)

The lawsuits related to the IPI essentially involve: (a) Tax requirement on sugar sales subject to zero rate, due to their polarization degree greater than 99.5º or without IPI, under the terms of the Normative Instruction 67/98 and (b) in the subsidiary CLE tax requirement, on the output of lubricating grease, of a product immune to the collection of IPI, as it is derived from oil.

(x)

Tax assessment issued by the Brazilian Tax Authority in 2011, 2013 and 2019 against Rumo S.A. concerning: (a) amortization expense disallowance based on future profitability, as well as financial expenses; (b) non-taxation of supposed capital gain on disposal of equity interest in a Company of the same group and (c) supposed capital gain on disposal of equity interest in a Company of the same group in 2019. Contingency adjusted due to the partial success of administrative proceeding.

(xi)

Tax assessments issued against the Rumo S.A. for the collection of social security contributions (20% on the amount paid) of amounts related to the stock option plan granted to employees, managers and third parties. The main reason for the assessment is the alleged remunerative nature.

(xii)

Tax assessment notices issued to require additional income tax, social contribution, PIS and COFINS, for the calendar years 2005 to 2008 as a result of the following alleged violations: (a) improper deduction from taxable income and CSLL calculation basis of financial costs arising from loans with foreign financial institutions, (b) improper exclusion from taxable income and CSLL calculation basis of financial income from securities issued by the Government of Austria and the Government of Spain, (c) no inclusion, in the income tax and CSLL calculation basis, of gains earned in swap operations, and the absence of taxation of financial income resulting from these contracts by PIS and COFINS, (d) improper exclusion from taxable income and the CSLL calculation basis, using PIS and COFINS credits, and (e) improper exclusion from taxable income and CSLL calculation using deferred CSLL. A reduction in tax assessment resulted from a favorable by Board of Tax Appeals (Conselho Administrativo de Recursos Fiscais), or “CARF,” judgment that involved the cancellation of most tax requirements.

(ii)

The legal claims related to the ICMS essentially involve: (a) The part related to the fine required in the infraction notices issued for alleged failure to pay ICMS and non-compliance with ancillary obligations, in an agricultural partnership and industrialization operation by order; (b) ICMS levied on exits of crystallized sugar destined for export, benefited by the Tax Immunity, which, in the view of farmers, such a product would be classified as semi-finished goods; (c) tax assessment notices related to the collection of the ICMS rate differential resulting from sales and / or purchases of goods that, after the operations, had their state registrations revoked; (d) ICMS requirement resulting from disallowance of diesel oil credits used in the agro-industrial production process; (e) ICMS requirement arising from alleged inventory differences; (f) ICMS requirement resulting from tax substitution and tax war and (g) payment of FEEF - State Tax Balance Fund (deposit of 10% of the ICMS amount exempted by the use of tax benefits) on the industrialization and commercialization operations of lubricating oil, considering that the constitutional immunity provided for in art. 155, § 2, X, “b” of CF / 88 cannot be considered as a tax benefit under the terms of Law No. 7,248 / 2016, regulated by State Decree No. 45,810/2016. Judicial deposits made monthly; (h) requirement of complementary ICMS, as a tax substitute, referring to the amounts received as (i) territorial concession, (ii) provision of administration services and optimization of delivery logistics to the customer and (iii) reimbursement of expenses with logistics procedures.

(iii)

The possible legal claims related to PIS and COFINS are substantially related to the disallowance of PIS and COFINS credits by the non-cumulative system, provided for in Laws No. 10,637/2002 and 10,833/2003.

(iv)

The subsidiary CLE had an assessment notice drawn up for the collection of income tax withheld at source, as a tax officer, due to an alleged capital gain resulting from the acquisition of assets from companies located abroad.

(v)

The Company was assessed due to the disregard of the tax benefits of REPORTO (PIS and COFINS suspension), on the grounds that the locomotives and freight cars purchased in 2010 were used outside the limits area of the port. Therefore, the Company was assessed to pay PIS and COFINS, as well as an isolated fine corresponding to 50% of the value of acquired assets.

(vi)

Tax claims filed by the Brazilian federal government regarding the tax on industrialized products (Imposto sobre produtos industrializados), or “IPI,” mainly related to: (i) allegedly due as a result of the removal of certain types of sugar from 1995 to 1997 and from 1992 to 1997. Three of the lawsuits are pending judgment by the lower court, while two of the lawsuits are pending judgment of the appeal filed by the attorney general against the lower court decision rendered in favor of the Company. In addition, to these tax claims, the Company is also a party to other proceedings regarding the IPI imposed on sugar products of certain polarity levels (sugar products with a polarity level of at least 99.5º are exempt from IPI); and (ii) CLE has a requirement of IPI at restricting its constitutional immunity from oil lubricant derived.

b)     Possible losses

The principal proceedings for which we deem the risk of loss as possible are described below:

	December 31, 2020	December 31, 2019
Tax	13,416,966	11,382,113
Civil, environmental and regulatory	5,476,470	5,032,906
Labor	942,352	968,426
	19,835,788	17,383,445

Tax

	December 31, 2020	December 31, 2019
Federal income taxes(i)	4,344,963	3,619,834
ICMS - State VAT(ii)	3,042,710	2,869,089
PIS and COFINS - Revenue taxes(iii)	2,182,933	1,529,885
IRRF - Withholding tax(iv)	1,227,555	1,030,981
Penalties related to tax positions(v)	473,690	483,577
IPI - Excise tax credit - NT(vi)	455,121	451,781
MP 470 - Tax installments(vii)	357,500	304,961
INSS - Social security and other(viii)	226,807	226,857
Compensation with IPI - IN 67/98(ix)	183,585	181,655
Goodwill(x)	84,953	83,734
Stock option(xi)	63,986	70,072
Foreign financial operation(xii)	29,136	28,701
Financial transactions tax on loan	14,886	53,765
Other	729,141	447,221
	13,416,966	11,382,113

(i)

The Company and its subsidiaries have (a) assessment notices related to the disallowance of deductions from the amortization of goodwill expense; (b) The subsidiary Comgás was aware of the non-approval of tax debt offsetting carried out in 2015 and 2016, using credits arising from Corporate Income Taxes (Imposto de Renda Pessoa Jurídica), or “IRPJ,” and Social Contribution on Net Profits (Contribuição Social sobre o Lucro Líquido), or “CSLL.” After administrative discussion, some of the declarations have already been definitively ratified by the Brazil Internal Revenue Service (Receita Federal do Brasil); (c) 50% isolated fine tax assessment notices resulting from non-approval. compensation made through PER/DCOMP; and (d) questioning the limitations included in article 74, IX, of Law No. 9,430/96, by article 6 of Law No. 13,670/2018, which restricted the right of companies to proceed with the settlement of the monthly anticipations of IRPJ and CSLL calculated by estimate, through compensation.